CONVERTIBLE DEBT (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
convertible notes payable consists of:

As of June 30, 2020, convertible notes payable consists of:

		Note Balance	Debt discount	Carrying Value

Power Up Lending Group Ltd	(1)	$39,000	$(1,953)	$37,047
Firstfire Global Opportunities Fund LLC	(2)	165,000	(32,909)	132,091
Power Up Lending Group Ltd	(3)	53,000	(13,995)	39,005
Crown Bridge Partners	(4)	51,384	(15,095)	36,289
Morningview Financial LLC	(5)	165,000	(64,416)	100,584
BHP Capital NY	(6)	91,789	0	91,789
Labrys Fund, LP	(7)	146,850	(69,265)	77,585
Total		$712,023	$(197,633)	$514,390

(1)	On July 25, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $103,000 and received $94,840 in cash on August 1, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on July 25, 2020. The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

During the year ended June 30, 2020, Power Up Lending Group Ltd elected to convert $64,000 of the principal amount of the convertible notes into 76,265 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $25,782.

During the year ended June 30, 2021, Power Up Lending Group Ltd elected to convert $39,000 of the principal amount together with $4,916 of accrued and unpaid interest of the convertible notes into 264,970 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $32,778. (See Note 9)

The remaining principal balance due under this convertible note after all conversions is zero as of June 30, 2021.

(2)	On September 11, 2019, the Company entered into a Securities Purchase Agreement with Firstfire Global Opportunities Fund LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $143,500 in cash on September 18, 2019 after deducting an original issue discount in the amount of $15,000 (the “OID”), legal fees and other costs. The convertible note bears interest rate at 5% per annum and payable in one year. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

During the year ended June 30, 2021, Firstfire Global Opportunities Fund LLC elected to convert $68,850 of the principal amount of the convertible notes into 4,125,000 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $67,512 (See Note 9).

After the foregoing conversions, on November 12, 2020, the Company paid Firstfire Global Opportunities Fund LLC, the holder of the Company’s convertible debt an aggregate of $130,500 in order to terminate their convertible note dated September 11, 2019, including all accrued and unpaid interest. The payment was made by Yubao Liu on behalf of the Company and the note holder confirmed this full settlement on November 13, 2020. The debt settlement resulted in a gain on extinguishment of debt of $94,928.

The remaining principal balance due under this convertible note after all conversions and settlement is zero as of June 30, 2021.

(3)	On November 4, 2019, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $53,000 and received $47,350 in cash on November 12, 2019 after deducting legal fees and other costs. The convertible note bears interest rate at 6% per annum and due on November 4, 2020. The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

On September 16, 2020, the Company entered into a Note Settlement Agreement with Power Up Lending Group Ltd., the holder of the Company’s convertible debt. The Note Settlement Agreement terminated their convertible note dated November 4, 2019, including all accrued and unpaid interest, after the Company paid an aggregate of $75,000 on September 16, 2020. The debt settlement resulted in a gain on extinguishment of debt of $15,346.

(4)	On November 12, 2019, the Company entered into a Securities Purchase Agreement with Crown Bridge Partners, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount sum up to $165,000 with a purchase price sum up to $156,750. During November 2019, First Tranche of the agreement was executed in the principal amount of $55,000 and the Company received $50,750 in cash on November 15, 2019 after deducting an OID in the amount of $2,750, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 12, 2020. The convertible note can be converted into shares of the Company’s common stock at 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

During the year ended June 30, 2020, Crown Bridge Partners, LLC elected to convert $3,615.6 of the principal amount of the convertible notes into 20,000 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $15,473.

On October 16, 2020, the Company issued a total of 500,000 shares of common stock to Crown Bridge Partners, LLC for the conversion of debt in the principal amount of $3,500 according to the conditions of the convertible note dated as November 12, 2019. The conversion resulted in a loss on extinguishment of debt of $22,424. (See Note 9)

After the foregoing conversions, on December 7, 2020, the Company paid Crown Bridge Partners, LLC, the holder of the Company’s convertible debt an aggregate of $82,500 in order to terminate their convertible note dated November 12, 2019, including all accrued and unpaid interest. Among the total, payment of $60,000 was made by Yubao Liu on behalf of the Company while the remaining payment of $22,500 was made directly by the Company. The note holder confirmed this full settlement on December 10, 2020. The debt settlement resulted in a gain on extinguishment of debt of $206,377.

The remaining principal balance due under this convertible note after all conversions and settlement is zero as of June 30, 2021.

(5)	On November 20, 2019, the Company entered into a Securities Purchase Agreement with Morningview Financial, LLC to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $165,000 and received $153,250 in cash on November 22, 2019 after deducting an OID in the amount of $8,250, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on November 20, 2020. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.

On September 24, 2020, Morningview Financial, LLC elected to convert $15,000 of the principal amount of the convertible notes into 568,182 shares of the Company’s common stock. The conversion resulted in a loss on extinguishment of debt of $5,907. (See Note 9)

After the foregoing conversions, on November 12, 2020, the Company paid Morningview Financial, LLC, the holder of the Company’s convertible debt an aggregate of $175,000 in order to terminate their convertible note dated November 20, 2019, including all accrued and unpaid interest. The payment was made by Yubao Liu on behalf of the Company and the note holder confirmed this full settlement on November 14, 2020. The debt settlement resulted in a gain on extinguishment of debt of $209,604.

The remaining principal balance due under this convertible note after all conversions and settlement is zero as of June 30 ,2021.

(6)	On December 3, 2019, the Company entered into a Securities Purchase Agreement with BHP Capital NY, Inc to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $102,900 and received $95,500 in cash on December 13, 2019 after deducting and OID in the amount of $4,900, legal fees and other costs. The convertible note bears interest rate at 5% per annum and due on December 3, 2020. The convertible note can be converted into shares of the Company’s common stock at 75% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.

On April 14, 2020, the Company entered into an Amendment to Securities Purchase Agreement with BHP Capital NY, Inc dated on December 3, 2019. The Company agreed to pay off this note holder in 6 installments of $23,186.79 each, with an aggregate amount of $139,121 (including principal of $137,114 and interest of $2,007). The repayment resulted in a loss on extinguishment of debt of $4,703, which was included in other income and expense in the consolidated statement of comprehensive income (loss) for the year ended June 30, 2020.

In May and June 2020, the Company paid two installments totaling $46,373 (including principal of $45,325 and interest of $1,048) and note payable balance decreased to $91,789 as of June 30, 2020. During the period from July to September 2020, the Company continued to pay 4 installments of an aggregate amount of $92,748 (including principal of $91,789 and interest of $959).

As of the date of this report, the Company has made total six installments payment of an aggregate amount of $139,121 (including principal of $137,114 and interest of $2,007). The note payable balance decreased to zero as of June 30, 2021.

(7)	On January 10, 2020, the Company entered into a convertible promissory note with Labrys Fund, LP to issue and sell, upon the terms and conditions set forth in the agreement a convertible note of the Company, in the aggregate principal amount of $146,850 and received $137,000 in cash on January 13, 2020 after deducting an OID in the amount of $7,350, legal fees and other costs. The note is due on January 10, 2021 and bears interest at 5% per annum. The conversion price shall be equal to 75% multiplied by the lesser of the lowest closing bid price or lowest traded price of the Common Stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.

The change of derivative liabilities is as follows:

The change of derivative liabilities is as follows:

Issued during the year ended June 30, 2020	$555,696
Converted	(42,308)
Debt settlement	(85,223)
Change in fair value recognized in operations	(151,899)
Balance at June 30, 2020	276,266
Converted	(357,868)
Debt settlement	(566,030)
Change in fair value recognized in operations	647,632
Balance at June 30, 2021	$0

The estimated fair value of the derivative instruments was valued using the Black-Scholes option pricing model during the year ended June 30, 2021, using the following assumptions

The estimated fair value of the derivative instruments was valued using the Black-Scholes option pricing model during the year ended June 30, 2021, using the following assumptions:

Estimated dividends	None
Expected volatility	78.55% to 253.30%
Risk free interest rate	0.61% to 0.93%
Expected term	0 to 6 months

The estimated fair value of the warrants was valued using the Black-Scholes option pricing model at grant date, using the following assumptions:

The estimated fair value of the warrants was valued using the Black-Scholes option pricing model at grant date, using the following assumptions:

Estimated dividends	None
Expected volatility	56.23% to 71.08%
Risk free interest rate	1.73% to 1.92%
Expected term	5 years

The details of the outstanding warrants are as follows:

The details of the outstanding warrants are as follows:

	Number of shares	Weighted Average Exercise Price	Remaining Contractual Term (years)

Outstanding at July 1, 2019	0	$0	0
Granted	229,166	2.68	5
Exercised	0	0	0
Cancelled or expired	0	0	0
Outstanding at June 30, 2020	229,166	2.68	4.2 to 4.53
Granted	0	0	0
Exercised or settled	(160,416)	2.63	4.05 to 4.16
Cancelled or expired	0	0	0
Outstanding at June 30, 2021	68,750	$2.80	3.53